SEGMENT (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting Information [Line Items]
Revenue from external customers	$ 5,248,461	$ 7,725,221
Revenue from inter segment	136,977	80,596
Cost of revenue	2,637,025	3,459,447
Gross profit	2,611,436	4,265,774
Interest Expenses	906,398	141,690
Depreciation & amortization	494,729	53,763
Income tax expense	312,767	1,003,126
Capital expenditure	12,055,606	2,561,726
Segment assets	36,226,584	13,667,102
Segment profit	(56,474)	2,913,646
Construction Segment [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	8,117	78,219
Revenue from inter segment	0	0
Cost of revenue	4,663	19,529
Gross profit	3,454	58,690
Interest Expenses	25,415	12,540
Depreciation & amortization	0	0
Income tax expense	1,323	64,476
Capital expenditure	0	0
Segment assets	186,005	557,264
Segment profit	(20,945)	167,806
Real Estate Segment [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	2,272,704	6,613,863
Revenue from inter segment	0	0
Cost of revenue	990,261	3,058,175
Gross profit	1,282,443	3,555,688
Interest Expenses	205,468	620
Depreciation & amortization	0	0
Income tax expense	323,302	852,597
Capital expenditure	0	49,995
Segment assets	7,348,365	3,404,814
Segment profit	691,700	2,659,239
Rental [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	2,298,198	674,898
Revenue from inter segment	136,977	80,596
Cost of revenue	1,322,188	256,981
Gross profit	976,010	417,917
Interest Expenses	657,961	128,120
Depreciation & amortization	494,729	53,763
Income tax expense	(34,800)	56,422
Capital expenditure	11,464,280	0
Segment assets	24,296,502	6,601,394
Segment profit	(338,321)	77,758
Education [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	669,442	358,241
Revenue from inter segment	0	0
Cost of revenue	319,913	124,762
Gross profit	349,529	233,479
Interest Expenses	17,554	410
Depreciation & amortization	0	0
Income tax expense	22,942	29,631
Capital expenditure	591,326	2,511,731
Segment assets	4,395,712	3,103,630
Segment profit	$ (388,908)	$ 8,843